INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
INVENTORIES
Raw materials	¥ 1,350,518,751		¥ 1,337,270,185
Work-in-progress	792,495,823		1,553,346,553
Finished goods	3,675,774,411		2,852,711,200
Total	5,818,788,985		5,743,327,938		$ 835,816,741
Inventory provision	135,874,384	$ 19,517,134	220,171,794	¥ 313,711,534
Pledged inventories	¥ 258,692,099		¥ 171,665,538